Income tax expense - Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax expense
Profit before tax	$ 390	$ 462		$ 566
Tax calculated at domestic tax rates applicable to profits in the respective countries	99	119		144
Adjustment in respect of previous periods	(5)	(3)		(16)
Amounts not (taxable)/deductible for tax purposes - one-off and adjusting items		(1)		1
Expenses not deductible for tax purposes - other	10	8		7
Income not subject to tax	(3)	(3)		(2)
Impairment of goodwill		8
Deferred tax recognised on losses	(6)	(11)		(4)
Deferred tax impact of change in tax rates	(4)	(4)
Impact of items on which no deferred tax has been recognised	9	3
Local business taxes	1	1
US BEAT liability				1
Tax credits	(2)	(1)		(2)
Other	1
Total income tax charge	$ 100	$ 116	[1]	$ 129	[1]

[1]	Refer to foreign currency translation in material accounting policies section.